Consolidated Statements of Operations Information - Inventories as costs of goods sold (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Operations Information
Net liabilities in excess of considerations received		$ (273)
Reclassification adjustment for the exchange differences upon disposition of a subsidiary		9
Gain (Loss) on Disposition of Business		(264)
Inventories as costs of goods sold (including depreciation expenses allocated to costs of goods sold)	$ 40	$ 80	$ 3,488